Nature of the Business and Basis of Presentation (restated) (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 17, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022		Sep. 29, 2023	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2017
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Purchased shares						425,606
Prepayment amount (in Dollars)					$ 4,500,000	$ 4,500,000
Shares issued					8,512	8,512
Preferred stock par value (in Dollars per share)		$ 0.01			$ 0.01	$ 0.01
Aggregate purchase price (in Dollars)	$ 10,000,000					$ 10,000,000
Common stock Shares outstanding						139,153,144
Exercise of converted shares						2,702
Converted shares	2,702
Converted shares					2,615,000	2,615,000
Shares issued		8,695,000			8,695,000	8,695,000
Sponsor forfeited shares					5,510,000	5,510,000
Warrant shares		14,166,666			14,166,666	8,695,000				7,545,000
Sponsor exchanged shares					2,500,000	2,500,000
Shares of forfeiture					2,500,000	2,500,000
Share consideration					8,512	8,512
Warrant exercisable shares										263,000
Purchase transaction price (in Dollars per share)					$ 10	$ 10
Purchase cost (in Dollars)					$ 10,000,000	$ 10
Preferred stock shares issued						4,500,000
Contributed additional (in Dollars)					$ 1,000,000	$ 1,000,000
Additional shares					100,000	100,000
Unvested shares		1,000,000			1,000,000
Purchased shares					425,606
Initial fair value (in Dollars)					$ 51,400,000
Additional fair value (in Dollars)		$ 36,800,000			36,800,000
Difference of fair value net (in Dollars)		14,600,000			14,600,000
Convertible notes payable related party (in Dollars)		$ 4,000,000			4,000,000
Fair value of convertible notes payable related party (in Dollars)			$ 91,000	$ 91,000
Other expenses (in Dollars)					$ 300,000
Minimum [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Convertible notes payable related party (in Dollars)			14,600,000	14,600,000
Maximum [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Convertible notes payable related party (in Dollars)			$ 14,700,000	$ 14,700,000
Convertible Notes [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Conversion price per share (in Dollars per share)		$ 1			$ 1
Private Placement Warrants [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Warrant shares		14,166,666			14,166,666	14,166,666
Forward Purchase Agreement Asset [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Prepayments (in Dollars)		$ 2,400,000			$ 2,400,000
Class A Common Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001
Common stock Shares outstanding						8,850,526
Convertible shares						4,874,707
Converted shares					20,000,000	20,000,000
Shares issued		1,272,055			1,272,055	1,272,055
Common stock par value (in Dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001	[1]	$ 0.0001		$ 0.0001	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5			$ 11.5	$ 11.5
Forward purchase shares					490,000	490,000
Warrant exercisable shares		3,874,394			3,874,394	3,874,394
Unvested shares						1,000,000
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Shares issued	1,000,000					1,000,000
Aggregate number of shares	1,000,000					1,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001	[1]			$ 0.0001	[1]
Price per share (in Dollars per share)	$ 10	$ 10.98			$ 10.98	$ 10
Forward purchase shares					1,000,000	1,000,000
Preferred stock shares issued		4,500,000			4,500,000	0	[1]			0	[1]	2,000,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001					$ 0.0001
Sponsor exchanged shares		2,500,000
Purchased shares		1,000,000
Envoy Preferred Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Converted shares					4,000,000	4,000,000
Common Class B [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Sponsor [Member] | Private Placement Warrants [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Warrant shares		12,500,000			12,500,000	12,500,000
Series A Preferred Stock [Member] | GAT Funding LLC [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Preferred stock shares issued						1,000,000
Convertible Notes [Member] | Class A Common Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.01			$ 0.01
Series of Individually Immaterial Business Acquisitions [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Common stock shares					14,999,990	14,999,990
Business combination per share (in Dollars per share)		$ 10			$ 10	$ 10
Net of transaction costs (in Dollars)		$ 11,700,000			$ 11,700,000	$ 11,700,000
Series of Individually Immaterial Business Acquisitions [Member] | Class A Common Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) [Line Items]
Common stock shares					0.063603	0.063603

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.